Note 3 - Acquisitions (Detail) - Purchase Price Allocations (USD $) In Thousands, unless otherwise specified	Dec. 31, 2009 Abeton [Member] Customer Relationships [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2009 Abeton [Member] Customer Relationships [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2009 Abeton [Member] Trade Names [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2009 Abeton [Member] Trade Names [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2009 Abeton [Member] Noncompete Agreements [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2009 Abeton [Member] Noncompete Agreements [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2009 Abeton [Member] Unpatented Technology [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2009 Abeton [Member] Unpatented Technology [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2009 Abeton [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2009 Abeton [Member] Purchase Price Adjustments and Reclassifications [Member]	Dec. 31, 2009 Abeton [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2008 Abeton [Member]	Dec. 31, 2009 Other 2009 Acquisitions [Member] Customer Relationships [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2009 Other 2009 Acquisitions [Member] Customer Relationships [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2009 Other 2009 Acquisitions [Member] Trade Names [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2009 Other 2009 Acquisitions [Member] Trade Names [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2009 Other 2009 Acquisitions [Member] Noncompete Agreements [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2009 Other 2009 Acquisitions [Member] Noncompete Agreements [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2009 Other 2009 Acquisitions [Member] Unpatented Technology [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2009 Other 2009 Acquisitions [Member] Unpatented Technology [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2009 Other 2009 Acquisitions [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2009 Other 2009 Acquisitions [Member] Purchase Price Adjustments and Reclassifications [Member]	Dec. 31, 2009 Other 2009 Acquisitions [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2009 Other 2009 Acquisitions [Member]	Dec. 31, 2010 Metro Medical [Member] Customer Relationships [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Metro Medical [Member] Customer Relationships [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Metro Medical [Member] Trade Names [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Metro Medical [Member] Trade Names [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Metro Medical [Member] Noncompete Agreements [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Metro Medical [Member] Noncompete Agreements [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Metro Medical [Member] Unpatented Technology [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Metro Medical [Member] Unpatented Technology [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Metro Medical [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Metro Medical [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Metro Medical [Member]	Dec. 31, 2010 Direct IME [Member] Customer Relationships [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Direct IME [Member] Customer Relationships [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Direct IME [Member] Trade Names [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Direct IME [Member] Trade Names [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Direct IME [Member] Noncompete Agreements [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Direct IME [Member] Noncompete Agreements [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Direct IME [Member] Unpatented Technology [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Direct IME [Member] Unpatented Technology [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Direct IME [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Direct IME [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Direct IME [Member]	Dec. 31, 2010 Verity [Member] Customer Relationships [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Verity [Member] Customer Relationships [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Verity [Member] Trade Names [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Verity [Member] Trade Names [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Verity [Member] Noncompete Agreements [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Verity [Member] Noncompete Agreements [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Verity [Member] Unpatented Technology [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Verity [Member] Unpatented Technology [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Verity [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Verity [Member] Purchase Price Adjustments and Reclassifications [Member]	Dec. 31, 2010 Verity [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Verity [Member]	Dec. 31, 2010 UKIM [Member] Customer Relationships [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 UKIM [Member] Customer Relationships [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 UKIM [Member] Trade Names [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 UKIM [Member] Trade Names [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 UKIM [Member] Noncompete Agreements [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 UKIM [Member] Noncompete Agreements [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 UKIM [Member] Unpatented Technology [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 UKIM [Member] Unpatented Technology [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 UKIM [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 UKIM [Member] Purchase Price Adjustments and Reclassifications [Member]	Dec. 31, 2010 UKIM [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 UKIM [Member]	Dec. 31, 2010 Other 2010 Acquisitions [Member] Customer Relationships [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Other 2010 Acquisitions [Member] Customer Relationships [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Other 2010 Acquisitions [Member] Trade Names [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Other 2010 Acquisitions [Member] Trade Names [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Other 2010 Acquisitions [Member] Noncompete Agreements [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Other 2010 Acquisitions [Member] Noncompete Agreements [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Other 2010 Acquisitions [Member] Unpatented Technology [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Other 2010 Acquisitions [Member] Unpatented Technology [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Other 2010 Acquisitions [Member] Preliminary Purchase Price Allocation [Member]	Dec. 31, 2010 Other 2010 Acquisitions [Member] Purchase Price Adjustments and Reclassifications [Member]	Dec. 31, 2010 Other 2010 Acquisitions [Member] Final Purchase Price Allocation [Member]	Dec. 31, 2010 Other 2010 Acquisitions [Member]
Equipment and leasehold improvements									$ 124		$ 124										$ 258		$ 258										$ 186	$ 186										$ 34	$ 34										$ 46		$ 46										$ 152		$ 152										$ 792		$ 792
Intangible Assets	3,525	3,525	1,072	1,072	46	46	99	99					10,320	10,320	3,043	3,043	851	851	1,289	1,289					4,715	4,715	1,458	1,458	66	66	100	100				5,416	5,416	720	720	33	33	48	48				6,063	6,063	1,036	1,036	51	51	83	83					3,238	3,238	1,704	1,704	107	107	5	5					24,814	24,814	5,984	5,984	242	242	1,219	1,219
Goodwill									4,340	13	4,353										9,622	(316)	9,306										5,601	5,601										5,708	5,708										6,160	14	6,174										2,895	1,487	4,382										37,513	298	37,811
Net deferred tax (liability) asset associated with step-up in book basis									224		224										(280)	376	96										680	680										815	815										12	8	20										1,163	826	1,989										(2,540)	212	(2,328)
Assets acquired and liabilities assumed, net									224	(86)	138										1,008	40	1,048										682	682										855	855										540	(22)	518										6,358	(1,940)	4,418										2,294	(598)	1,696
Totals									$ 9,654	$ (73)	$ 9,581	$ 9,600									$ 26,111	$ 100	$ 26,211	$ 26,200									$ 13,488	$ 13,488	$ 13,500									$ 13,629	$ 13,629	$ 13,600									$ 13,991		$ 13,991	$ 14,000									$ 15,622	$ 373	$ 15,995	$ 16,000									$ 70,318	$ (88)	$ 70,230	$ 70,200